11. WARRANTS (Details - Warrant details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant 1 [Member]
Warrants Outstanding	7,668,330
Number Vested	7,668,330
Exercise Price	$ .20
Expiry year	2016
Warrant 2 [Member]
Warrants Outstanding	4,616,667
Number Vested	4,616,667
Exercise Price	$ 0.36
Expiry year	2017
Warrant 3 [Member]
Warrants Outstanding	9,809,796
Number Vested	9,809,796
Exercise Price	$ .14
Expiry year	2018
Warrant 4 [Member]
Warrants Outstanding	3,002,177
Number Vested	0
Exercise Price	$ .15
Expiry year	2019
Warrant 5 [Member]
Warrants Outstanding	2,311,000
Number Vested	0
Exercise Price	$ .12
Expiry year	2020
Warrant 6 [Member]
Warrants Outstanding	7,500,000
Number Vested	7,500,000
Exercise Price	$ .20
Expiry year	2022
Warrant 7 [Member]
Warrants Outstanding	3,750,000
Number Vested	3,750,000
Exercise Price	$ .20
Expiry year	2023
Warrants [Member]
Warrants Outstanding	38,657,970	36,346,970	35,897,293	23,249,997
Number Vested	36,346,970
Exercise Price	$ .20	$ .20	$ 0.20	$ .27